BUSINESS COMBINATION (Details) - Golar Eskimo - USD ($) $ in Thousands		5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Jan. 20, 2015	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2015
Business Acquisition
Percentage of voting interests acquired	100.00%
Cash consideration paid to Golar	$ 388,800
Assumed bank debt	$ (162,830)
Revenue of acquiree		$ 22,000	$ 22,000	$ 22,000	$ 22,000
Net income of acquiree				18,600	$ 12,900
Charter-hire Revenues, Golar Eskimo
Business Acquisition
Related party transaction fees				$ 12,900